Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MUIRFIELD FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	15.26%	16.90%	13.55%	(11.19%)	20.20%	4.36%	13.53%	(3.66%)	20.29%	5.73%
SPECTRUM FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	16.13%	18.21%	13.66%	(11.52%)	20.58%	(0.23%)	13.03%	(3.96%)	19.28%	6.97%
GLOBAL ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	18.77%	9.02%	15.37%	(12.94%)	12.58%	2.96%	13.17%	(6.94%)	22.33%	3.54%
BALANCED FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	12.35%	11.80%	12.08%	(11.09%)	13.23%	5.27%	12.29%	(3.25%)	14.74%	4.84%
MODERATE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	10.48%	9.24%	10.92%	(10.75%)	8.74%	5.55%	11.13%	(2.60%)	15.99%	12.06%
CONSERVATIVE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	8.56%	6.53%	9.67%	(10.24%)	4.64%	6.28%	10.25%	(2.62%)	7.64%	19.88%
DYNAMIC ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	17.22%	14.16%	20.34%	(15.53%)	19.54%	15.37%	24.00%	(8.66%)	21.21%	5.37%
SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	19.10%	12.20%	14.15%	(13.74%)	27.34%	(5.36%)	18.48%	(12.35%)	13.42%	22.15%
TACTICAL INCOME FUND | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.27%	6.64%	7.10%	(5.98%)	(2.01%)	7.46%	7.24%	(1.67%)	3.72%	4.49%
GOVERNMENT MONEY MARKET FUND | Class E
Prospectus [Line Items]
Annual Return [Percent]	4.16%	5.22%	5.20%	1.67%	0.05%	0.54%	2.30%	1.90%	0.98%	0.37%